Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: October 12, 2022

Payment Date	10/17/2022
Collection Period Start	9/1/2022
Collection Period End	9/30/2022
Interest Period Start	9/15/2022
Interest Period End	10/16/2022

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$70,111,331.64	$16,220,565.35	$53,890,766.29	0.117409	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$236,857,331.64	$16,220,565.35	$220,636,766.29

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$240,384,197.72	$224,163,632.37	0.158897
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$240,384,197.72	$224,163,632.37
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$70,111,331.64	1.92000%	30/360	$112,178.13
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$236,857,331.64			$400,166.29

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$240,384,197.72	$224,163,632.37
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$240,384,197.72	$224,163,632.37
Number of Receivable Outstanding	30,608	29,691
Weight Average Contract Rate	4.73%	4.74%
Weighted Average Remaining Term (months)	25	24

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$975,636.59
Principal Collections	$16,155,382.51
Liquidation Proceeds	$87,956.45
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$17,218,975.55
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$17,218,975.55

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$200,320.16	$200,320.16	$—	$—	$17,018,655.39
Interest - Class A-1 Notes	$—	$—	$—	$—	$17,018,655.39
Interest - Class A-2 Notes	$—	$—	$—	$—	$17,018,655.39
Interest - Class A-3 Notes	$112,178.13	$112,178.13	$—	$—	$16,906,477.26
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$16,703,254.66
First Allocation of Principal	$—	$—	$—	$—	$16,703,254.66
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$16,677,860.26
Second Allocation of Principal	$—	$—	$—	$—	$16,677,860.26
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$16,650,114.53
Third Allocation of Principal	$—	$—	$—	$—	$16,650,114.53
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$16,618,489.10
Fourth Allocation of Principal	$12,693,699.27	$12,693,699.27	$—	$—	$3,924,789.83
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,924,789.83
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$397,923.75
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$397,923.75
Remaining Funds to Certificates	$397,923.75	$397,923.75	$—	$—	$—
Total	$17,218,975.55	$17,218,975.55	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$240,384,197.72	$224,163,632.37
Note Balance	$236,857,331.64	$220,636,766.29
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	6	$65,182.84
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	96	$87,956.45
Monthly Net Losses (Liquidation Proceeds)			$(22,773.61)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.12)%
Second Preceding Collection Period			(0.32)%
Preceding Collection Period			0.05%
Current Collection Period			(0.12)%
Four-Month Average Net Loss Ratio			(0.13)%
Cumulative Net Losses for All Periods			$1,995,465.97
Cumulative Net Loss Ratio			0.14%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.31%	67	$692,970.00
60-89 Days Delinquent	0.12%	24	$274,181.25
90-119 Days Delinquent	0.02%	6	$35,281.11
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.45%	97	$1,002,432.36

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$32,292.33
Total Repossessed Inventory		6	$70,004.32

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		30	$309,462.36
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.14%
Second Preceding Collection Period			0.18%
Preceding Collection Period			0.16%
Current Collection Period			0.14%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.20	0.09%	17	0.06%